Other Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions [Abstract]
Schedule of Movement	For the periods ended 31 December 2021, 2022 and 2023, the movement in this item is as follows:
			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2021	326,868	8,176	52,949	387,993
Additions	59,109	31,221	10,815	101,145
Present value	19,627	-	9,780	29,407
Reversal of provisions	(13,027)	-	(2,957)	(15,984)
Transfers	466	(299)	716	883
Reclasification	(3,335)	-	3,335	-
Compensation	(8,541)	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	(1,657)
Payments	(26,863)	(916)	(185)	(27,964)
Translation adjustment / Exchange difference	11,738	-	8,022	19,760
As of December 31, 2021	364,385	38,182	82,475	485,042
Current portion	117,520	17,492	20,533	155,545
Non-current portion	246,865	20,690	61,942	329,497
	364,385	38,182	82,475	485,042
			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2022	364,385	38,182	82,475	485,042
Additions	278,446	15,891	-	294,337
Present value	1,042	-	(2,496)	(1,454)
Reversal of provisions	(1,802)	(434)	(9,694)	(11,930)
Transfers (*)	(5,587)	(62)	-	(5,649)
Payments	(40,253)	-	(747)	(41,000)
Translation adjustment / Exchange difference	(16,015)	-	(1,378)	(17,393)
As of December 31, 2022	580,216	53,577	68,160	701,953
Current portion	87,948	33,127	11,851	132,926
Non-current portion	492,268	20,450	56,309	569,027
	580,216	53,577	68,160	701,953
(*)	In 2022, it mainly corresponds to reclassification to other accounts payable for payment obligations due to the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., amounting to S/ 4.9 million and the fine corresponding to the fractionation of the sanction imposed by SUNAFIL amounting to S/ 0.2 million.
			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2023	580,216	53,577	68,160	701,953
Additions	14,784	11,668	6,545	32,997
Present value	919	-	4,339	5,258
Reversal of provisions	(8,229)	(1,687)	(11,806)	(21,722)
Reclassifications	(488,007)	(4,195)	-	(492,202)
Payments	(6,970)	-	(2,321)	(9,291)
Translation adjustment / Exchange difference	(1,184)	-	(656)	(1,840)
As of December 31, 2023	91,529	59,363	64,261	215,153
Current portion	76,871	28,780	11,435	117,086
Non-current portion	14,658	30,583	52,826	98,067
	91,529	59,363	64,261	215,153